Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Franklin Real Estate Securities Trust
Entity Central Index Key	0000912291
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Real Estate Securities Fund
Class Name	Class A
Trading Symbol	FREEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Real Estate Securities Fund for the period May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$112	1.03%
[1]
Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2025, Class A shares of Franklin Real Estate Securities Fund returned 17.71%. The Fund compares its performance to the MSCI US IMI Real Estate 25/50 Index†, which returned 15.85% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection and an overweight in the healthcare property subsector. Within the sector, Welltower was a leading contributor to relative returns. The U.S.-based senior housing operator acquired NorthStar Healthcare Income (not held by the Fund) in a strategic move toward expanding Welltower’s portfolio and enhancing its regional densification strategy. The company has also been profiting from consistent senior-housing demand, higher rents and expanding margins.

↑
Also in the healthcare property subsector, American Healthcare REIT (AHR) as the company completed its acquisition of Trilogy REIT Holdings, an owner/operator of skilled nursing and senior housing assets.

↑
Stock selection and an underweight in the office space property subsector also contributed to annual relative returns. An underweight in Alexandria Real Estate Equities helped limit losses relative to the benchmark. The owner and operator of life sciences and office lab spaces faced a challenging leasing environment due to excess supply and slowing demand for life-sciences real estate along with research funding uncertainty which led to the Fund exiting the position over the period.

Top detractors from performance:
↓
Both the triple-net and storage property subsectors dampened annual relative performance. In the triple-net subsector, VICI Properties underperformed the benchmark when the stock lagged on higher interest rates and subdued acquisition activity. The Fund exited the position in early 2025 citing a weaker investment thesis, after which the stock performed better on lower interest rates amid escalating macro concerns.

↓
In the storage property subsector, Extra Space Storage, a leading owner and operator of self-storage facilities in the U.S., as the self-storage industry struggled over the period with weak demand caused by high interest rates, price pressures and low housing inventory, making relocations difficult.

↓
In the hotel/resort/leisure property subsector, Ryman Hospitality Properties was a relative detractor. It was a softer market over the period for hotel landlords amid decelerating revenue trends and subsequent reductions to room revenue guidance. Despite its superior operating model, Ryman has not been immune to these trends.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	5 Year	10 Year
Class A	17.71	6.59	4.80
Class A (with sales charge)	11.25	5.39	4.21
Russell 3000 Index	11.40	15.12	11.68
MSCI US IMI Real Estate 25/50 Index†,††	15.85	7.19	5.68
[2],[3]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 254,650,295
Holdings Count | $ / shares	42	[4]
Advisory Fees Paid, Amount	$ 1,463,384
Investment Company Portfolio Turnover	28.21%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$254,650,295
Total Number of Portfolio Holdings*	42
Total Management Fee Paid	$1,463,384
Portfolio Turnover Rate	28.21%
[4]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The net expense ratio decreased during the period primarily due to a decrease in transfer agent fees.
This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Real Estate Securities Fund
Class Name	Class C
Trading Symbol	FRRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Real Estate Securities Fund for the period May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$192	1.77%
[5]
Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.77%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2025, Class C shares of Franklin Real Estate Securities Fund returned 16.92%. The Fund compares its performance to the MSCI US IMI Real Estate 25/50 Index†, which returned 15.85% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection and an overweight in the healthcare property subsector. Within the sector, Welltower was a leading contributor to relative returns. The U.S.-based senior housing operator acquired NorthStar Healthcare Income (not held by the Fund) in a strategic move toward expanding Welltower’s portfolio and enhancing its regional densification strategy. The company has also been profiting from consistent senior-housing demand, higher rents and expanding margins.

↑
Also in the healthcare property subsector, American Healthcare REIT (AHR) as the company completed its acquisition of Trilogy REIT Holdings, an owner/operator of skilled nursing and senior housing assets.

↑
Stock selection and an underweight in the office space property subsector also contributed to annual relative returns. An underweight in Alexandria Real Estate Equities helped limit losses relative to the benchmark. The owner and operator of life sciences and office lab spaces faced a challenging leasing environment due to excess supply and slowing demand for life-sciences real estate along with research funding uncertainty which led to the Fund exiting the position over the period.

Top detractors from performance:
↓
Both the triple-net and storage property subsectors dampened annual relative performance. In the triple-net subsector, VICI Properties underperformed the benchmark when the stock lagged on higher interest rates and subdued acquisition activity. The Fund exited the position in early 2025 citing a weaker investment thesis, after which the stock performed better on lower interest rates amid escalating macro concerns.

↓
In the storage property subsector, Extra Space Storage, a leading owner and operator of self-storage facilities in the U.S., as the self-storage industry struggled over the period with weak demand caused by high interest rates, price pressures and low housing inventory, making relocations difficult.

↓
In the hotel/resort/leisure property subsector, Ryman Hospitality Properties was a relative detractor. It was a softer market over the period for hotel landlords amid decelerating revenue trends and subsequent reductions to room revenue guidance. Despite its superior operating model, Ryman has not been immune to these trends.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	5 Year	10 Year
Class C	16.92	5.78	4.02
Class C (with sales charge)	15.92	5.78	4.02
Russell 3000 Index	11.40	15.12	11.68
MSCI US IMI Real Estate 25/50 Index†,††	15.85	7.19	5.68
[6],[7]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 254,650,295
Holdings Count | $ / shares	42	[8]
Advisory Fees Paid, Amount	$ 1,463,384
Investment Company Portfolio Turnover	28.21%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$254,650,295
Total Number of Portfolio Holdings*	42
Total Management Fee Paid	$1,463,384
Portfolio Turnover Rate	28.21%
[8]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Real Estate Securities Fund
Class Name	Class R6
Trading Symbol	FSERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Real Estate Securities Fund for the period May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$72	0.66%
[9]
Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2025, Class R6 shares of Franklin Real Estate Securities Fund returned 18.13%. The Fund compares its performance to the MSCI US IMI Real Estate 25/50 Index†, which returned 15.85% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection and an overweight in the healthcare property subsector. Within the sector, Welltower was a leading contributor to relative returns. The U.S.-based senior housing operator acquired NorthStar Healthcare Income (not held by the Fund) in a strategic move toward expanding Welltower’s portfolio and enhancing its regional densification strategy. The company has also been profiting from consistent senior-housing demand, higher rents and expanding margins.

↑
Also in the healthcare property subsector, American Healthcare REIT (AHR) as the company completed its acquisition of Trilogy REIT Holdings, an owner/operator of skilled nursing and senior housing assets.

↑
Stock selection and an underweight in the office space property subsector also contributed to annual relative returns. An underweight in Alexandria Real Estate Equities helped limit losses relative to the benchmark. The owner and operator of life sciences and office lab spaces faced a challenging leasing environment due to excess supply and slowing demand for life-sciences real estate along with research funding uncertainty which led to the Fund exiting the position over the period.

Top detractors from performance:
↓
Both the triple-net and storage property subsectors dampened annual relative performance. In the triple-net subsector, VICI Properties underperformed the benchmark when the stock lagged on higher interest rates and subdued acquisition activity. The Fund exited the position in early 2025 citing a weaker investment thesis, after which the stock performed better on lower interest rates amid escalating macro concerns.

↓
In the storage property subsector, Extra Space Storage, a leading owner and operator of self-storage facilities in the U.S., as the self-storage industry struggled over the period with weak demand caused by high interest rates, price pressures and low housing inventory, making relocations difficult.

↓
In the hotel/resort/leisure property subsector, Ryman Hospitality Properties was a relative detractor. It was a softer market over the period for hotel landlords amid decelerating revenue trends and subsequent reductions to room revenue guidance. Despite its superior operating model, Ryman has not been immune to these trends.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	5 Year	10 Year
Class R6	18.13	7.08	5.28
Russell 3000 Index	11.40	15.12	11.68
MSCI US IMI Real Estate 25/50 Index†,††	15.85	7.19	5.68
[10],[11]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 254,650,295
Holdings Count | $ / shares	42	[12]
Advisory Fees Paid, Amount	$ 1,463,384
Investment Company Portfolio Turnover	28.21%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$254,650,295
Total Number of Portfolio Holdings*	42
Total Management Fee Paid	$1,463,384
Portfolio Turnover Rate	28.21%
[12]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Real Estate Securities Fund
Class Name	Advisor Class
Trading Symbol	FRLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Real Estate Securities Fund for the period May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$85	0.78%
[13]
Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2025, Advisor Class shares of Franklin Real Estate Securities Fund returned 18.08%. The Fund compares its performance to the MSCI US IMI Real Estate 25/50 Index†, which returned 15.85% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection and an overweight in the healthcare property subsector. Within the sector, Welltower was a leading contributor to relative returns. The U.S.-based senior housing operator acquired NorthStar Healthcare Income (not held by the Fund) in a strategic move toward expanding Welltower’s portfolio and enhancing its regional densification strategy. The company has also been profiting from consistent senior-housing demand, higher rents and expanding margins.

↑
Also in the healthcare property subsector, American Healthcare REIT (AHR) as the company completed its acquisition of Trilogy REIT Holdings, an owner/operator of skilled nursing and senior housing assets.

↑
Stock selection and an underweight in the office space property subsector also contributed to annual relative returns. An underweight in Alexandria Real Estate Equities helped limit losses relative to the benchmark. The owner and operator of life sciences and office lab spaces faced a challenging leasing environment due to excess supply and slowing demand for life-sciences real estate along with research funding uncertainty which led to the Fund exiting the position over the period.

Top detractors from performance:
↓
Both the triple-net and storage property subsectors dampened annual relative performance. In the triple-net subsector, VICI Properties underperformed the benchmark when the stock lagged on higher interest rates and subdued acquisition activity. The Fund exited the position in early 2025 citing a weaker investment thesis, after which the stock performed better on lower interest rates amid escalating macro concerns.

↓
In the storage property subsector, Extra Space Storage, a leading owner and operator of self-storage facilities in the U.S., as the self-storage industry struggled over the period with weak demand caused by high interest rates, price pressures and low housing inventory, making relocations difficult.

↓
In the hotel/resort/leisure property subsector, Ryman Hospitality Properties was a relative detractor. It was a softer market over the period for hotel landlords amid decelerating revenue trends and subsequent reductions to room revenue guidance. Despite its superior operating model, Ryman has not been immune to these trends.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	5 Year	10 Year
Advisor Class	18.08	6.85	5.07
Russell 3000 Index	11.40	15.12	11.68
MSCI US IMI Real Estate 25/50 Index†,††	15.85	7.19	5.68
[14],[15]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 254,650,295
Holdings Count | $ / shares	42	[16]
Advisory Fees Paid, Amount	$ 1,463,384
Investment Company Portfolio Turnover	28.21%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$254,650,295
Total Number of Portfolio Holdings*	42
Total Management Fee Paid	$1,463,384
Portfolio Turnover Rate	28.21%
[16]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The net expense ratio decreased during the period primarily due to a decrease in transfer agent fees.
This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
†	The Linked MSCI US IMI Real Estate 25/50 / S&P US Property Index reflects performance of the S&P US Property Index through 6/30/2019 and performance of the MSCI US IMI Real Estate 25/50 Index thereafter.

[3]
††	The inception date of the MSCI U.S. IMI Real Estate 25/50 Index was September 1, 2016; however, the performance prior to its inception has been calculated by MSCI for the purpose of this chart.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
†	The Linked MSCI US IMI Real Estate 25/50 / S&P US Property Index reflects performance of the S&P US Property Index through 6/30/2019 and performance of the MSCI US IMI Real Estate 25/50 Index thereafter.

[7]
††	The inception date of the MSCI U.S. IMI Real Estate 25/50 Index was September 1, 2016; however, the performance prior to its inception has been calculated by MSCI for the purpose of this chart.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
†	The Linked MSCI US IMI Real Estate 25/50 / S&P US Property Index reflects performance of the S&P US Property Index through 6/30/2019 and performance of the MSCI US IMI Real Estate 25/50 Index thereafter.

[11]
††	The inception date of the MSCI U.S. IMI Real Estate 25/50 Index was September 1, 2016; however, the performance prior to its inception has been calculated by MSCI for the purpose of this chart.

[12]
*	Does not include derivatives, except purchased options, if any.

[13]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[14]
†	The Linked MSCI US IMI Real Estate 25/50 / S&P US Property Index reflects performance of the S&P US Property Index through 6/30/2019 and performance of the MSCI US IMI Real Estate 25/50 Index thereafter.

[15]
††	The inception date of the MSCI U.S. IMI Real Estate 25/50 Index was September 1, 2016; however, the performance prior to its inception has been calculated by MSCI for the purpose of this chart.

[16]
*	Does not include derivatives, except purchased options, if any.